Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Eos SENOLYTIXS Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Going Concern
3.	GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred significant losses and negative cash flow from operations since inception and has limited liquidity, with a cash balance of $14,934 as of March 31, 2026. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that these financial statements are issued.

Since inception, the Company has focused on developing and implementing its business plan. The Company believes that its existing cash resources will not be sufficient to sustain operations for one year after the date that these financial statements are issued. The Company currently needs to obtain financing through the sale of debt and/or equity securities in order to sustain its operations. The issuance of additional equity would result in dilution to existing shareholders. If the Company is unable to obtain additional funds when they are needed or if such funds cannot be obtained on terms acceptable to the Company, the Company would be unable to execute upon the business plan or pay costs and expenses as they are incurred, which would have a material, adverse effect on the business, financial condition and results of operations.

As of June 29, 2026, the Company has a cash position of approximately $0.9 million. Based upon the current cash position and the Company’s planned expense run rate, management believes the Company has funds currently to finance its operations into August which is less than one year after the date these financial statements are issued. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

3.	GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred significant losses and negative cash flow from operations since inception and has limited liquidity, with a cash balance of zero as of December 31, 2025. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that these financial statements are issued.

Since inception, the Company has focused on developing and implementing its business plan. The Company believes that its existing cash resources will not be sufficient to sustain operations for one year after the date that these financial statements are issued. The Company currently needs to obtain financing through the sale of debt and/or equity securities in order to sustain its operations. The issuance of additional equity would result in dilution to existing shareholders. If the Company is unable to obtain additional funds when they are needed or if such funds cannot be obtained on terms acceptable to the Company, the Company would be unable to execute upon the business plan or pay costs and expenses as they are incurred, which would have a material, adverse effect on the business, financial condition and results of operations.

As of May 6, 2026, the Company has a cash position of approximately $1.7 million. Based upon the current cash position and the Company’s planned expense run rate, management believes the Company has funds currently to finance its operations into June 2026 which is less than one year after the date these financial statements are issued. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.